UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eminence Capital LLC
Address: 65 East 55th Street, 25th Floor
         New York, NY  10022

13F File Number:  028-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
Title:     Managing Member
Phone:     (212) 418-2100

Signature, Place, and Date of Signing:

      /s/ Ricky C. Sandler     New York, NY     November 16, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $3,136,296 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   182297  3685000 SH       SOLE                  3685000        0        0
ABERCROMBIE & FITCH CO         CL A             002896207    42143  1281734 SH       SOLE                  1281734        0        0
APOLLO GROUP INC               CL A             037604105    60409   820000 SH       SOLE                   820000        0        0
APPLE INC                      COM              037833100   166588   898775 SH       SOLE                   898775        0        0
CINTAS CORP                    COM              172908105    48808  1610300 SH       SOLE                  1610300        0        0
CISCO SYS INC                  COM              17275R102    93152  3957187 SH       SOLE                  3957187        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102   113982  2948299 SH       SOLE                  2948299        0        0
CSX CORP                       COM              126408103    40499   967480 SH       SOLE                   967480        0        0
EBAY INC                       COM              278642103    95745  4057006 SH       SOLE                  4057006        0        0
EQUIFAX INC                    COM              294429105    64982  2230000 SH       SOLE                  2230000        0        0
FISERV INC                     COM              337738108   129124  2678931 SH       SOLE                  2678931        0        0
GENERAL MLS INC                COM              370334104    49711   772149 SH       SOLE                   772149        0        0
GLOBAL PMTS INC                COM              37940X102    54047  1157316 SH       SOLE                  1157316        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    37423   203000 SH       SOLE                   203000        0        0
GOOGLE INC                     CL A             38259P508    98066   197773 SH       SOLE                   197773        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1571    83547 SH       SOLE                    83547        0        0
HASBRO INC                     COM              418056107     7631   275000 SH       SOLE                   275000        0        0
INTERACTIVE BROKERS GROUP IN   COM              45841N107    29805  1500000 SH       SOLE                  1500000        0        0
JPMORGAN CHASE & CO            COM              46625H100    86693  1978389 SH       SOLE                  1978389        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    74197  1129334 SH       SOLE                  1129334        0        0
LOCKHEED MARTIN CORP           COM              539830109   144434  1849825 SH       SOLE                  1849825        0        0
LOWES COS INC                  COM              548661107    41572  1985275 SH       SOLE                  1985275        0        0
MASTERCARD INC                 CL A             57636Q104    87523   432962 SH       SOLE                   432962        0        0
MONSANTO CO NEW                COM              61166W101    72401   935410 SH       SOLE                   935410        0        0
MORGAN STANLEY                 COM NEW          617446448    37210  1205000 SH       SOLE                  1205000        0        0
NOVELLUS SYS INC               COM              670008101    49303  2350000 SH       SOLE                  2350000        0        0
ORACLE CORP                    COM              68389X105   256763 12320686 SH       SOLE                 12320686        0        0
PALM INC NEW                   COM              696643105      231    13258 SH       SOLE                    13258        0        0
PEPSICO INC                    COM              713448108    70549  1202670 SH       SOLE                  1202670        0        0
PFSWEB INC                     COM NEW          717098206       70    42169 SH       SOLE                    42169        0        0
PRECISION CASTPARTS CORP       COM              740189105    67374   661375 SH       SOLE                   661375        0        0
PROCTER & GAMBLE CO            COM              742718109    92732  1601031 SH       SOLE                  1601031        0        0
QUALCOMM INC                   COM              747525103    69177  1537954 SH       SOLE                  1537954        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    78781  1509504 SH       SOLE                  1509504        0        0
ROSS STORES INC                COM              778296103    57707  1208012 SH       SOLE                  1208012        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     4788   250000 SH       SOLE                   250000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102   103640  2373263 SH       SOLE                  2373263        0        0
UNILEVER N V                   N Y SHS NEW      904784709    18832   652518 SH       SOLE                   652518        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    82615  1355904 SH       SOLE                  1355904        0        0
US BANCORP DEL                 COM NEW          902973304    77501  3545355 SH       SOLE                  3545355        0        0
VISA INC                       COM CL A         92826C839    48523   702113 SH       SOLE                   702113        0        0
WAL MART STORES INC            COM              931142103   124672  2539666 SH       SOLE                  2539666        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    73025  2816255 SH       SOLE                  2816255        0        0